INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,391	$ 50,391
Accumulated amortization	44,683	39,008
Amortized cost	5,708	11,383
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504
Accumulated amortization	38,232	33,243
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	4,466	3,999
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	$ 1,985	$ 1,766